Investments Variable Interest Entity (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Grolsch
Variable Interest Entity
Total Assets	$ 7.8	$ 6.9
Total Liabilities	3.8	3.3
Cobra U.K.
Variable Interest Entity
Total Assets	33.6	30.2
Total Liabilities	$ 0.5	$ 0.9